Bank Loans and Notes Payable - Summary of Detailed Information About Borrowings (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)
Euros | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 0		$ 15
Borrowings, interest rate	2.60%			0.00%		2.60%
Euros | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 24,563		$ 18,988
Borrowings, interest rate	1.60%			0.80%		1.60%
Euros | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 2,448		$ 1,064
Borrowings, interest rate	1.30%			1.40%		1.30%
Euros | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 2,560		$ 1,700
Borrowings, interest rate	4.80%			1.10%		4.80%
Euros | At fair value | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 15
Euros | At fair value | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						18,088
Euros | At fair value | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						1,064
Euros | At fair value | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						1,700
Euros | 2024 | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 15
Borrowings, interest rate	2.60%					2.60%
Euros | 2024 | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 616
Borrowings, interest rate	1.10%					1.10%
Euros | 2024 | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 1,700
Borrowings, interest rate	4.80%					4.80%
Euros | 2025 | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Euros | 2026 | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 9,064
Borrowings, interest rate	2.60%					2.60%
Euros | 2027 | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 168
Borrowings, interest rate	2.10%					2.10%
Euros | 2028 | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 5,473
Borrowings, interest rate	0.50%					0.50%
Euros | 2028 | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Euros | 2029 and Thereafter | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 4,451
Borrowings, interest rate	1.00%					1.00%
Euros | 2029 and Thereafter | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 280
Borrowings, interest rate	2.40%					2.40%
Euros | 2029 and Thereafter | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Argentine pesos | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 0		$ 72
Borrowings, interest rate	130.00%			0.00%		130.00%
Argentine pesos | At fair value | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 72
Argentine pesos | 2024 | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 72
Borrowings, interest rate	130.00%					130.00%
Chilean pesos | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 1,072		$ 633
Borrowings, interest rate	9.60%			12.30%		9.60%
Chilean pesos | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 754
Borrowings, interest rate	9.20%					9.20%
Chilean pesos | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 317		$ 27
Borrowings, interest rate	9.30%			1.20%		9.30%
Chilean pesos | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 271
Borrowings, interest rate				4.90%
Chilean pesos | At fair value | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 633
Chilean pesos | At fair value | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						754
Chilean pesos | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						27
Chilean pesos | 2024 | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 633
Borrowings, interest rate	9.60%					9.60%
Chilean pesos | 2024 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 27
Borrowings, interest rate	9.30%					9.30%
Mexican pesos | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 790		$ 979
Borrowings, interest rate	13.30%			12.50%		13.30%
Mexican pesos | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 429		$ 644
Borrowings, interest rate	11.40%			10.00%		11.40%
Mexican pesos | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 542		$ 1,270
Borrowings, interest rate	13.00%			12.90%		13.00%
Mexican pesos | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 8,436		$ 8,434
Borrowings, interest rate	9.70%			9.70%		9.70%
Mexican pesos | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 31,438		$ 23,946
Borrowings, interest rate	8.10%			7.50%		8.10%
Mexican pesos | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 4,650		$ 4,653
Borrowings, interest rate	11.60%			10.40%		11.60%
Mexican pesos | CEBUR MXN L22 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 827		$ 826
Borrowings, interest rate	11.60%			10.90%		11.60%
Mexican pesos | At fair value | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 978
Mexican pesos | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						644
Mexican pesos | At fair value | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						1,270
Mexican pesos | At fair value | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						8,678
Mexican pesos | At fair value | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						22,439
Mexican pesos | At fair value | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						4,650
Mexican pesos | At fair value | CEBUR MXN L22 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						832
Mexican pesos | 2024 | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 979
Borrowings, interest rate	13.30%					13.30%
Mexican pesos | 2024 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 184
Borrowings, interest rate	11.00%					11.00%
Mexican pesos | 2024 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 410
Borrowings, interest rate	12.80%					12.80%
Mexican pesos | 2025 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 24
Borrowings, interest rate	8.70%					8.70%
Mexican pesos | 2025 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 10
Borrowings, interest rate	13.70%					13.70%
Mexican pesos | 2025 | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 1,728
Borrowings, interest rate	11.60%					11.60%
Mexican pesos | 2026 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 91
Borrowings, interest rate	9.50%					9.50%
Mexican pesos | 2026 | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 2,925
Borrowings, interest rate	11.60%					11.60%
Mexican pesos | 2027 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 194
Borrowings, interest rate	12.00%					12.00%
Mexican pesos | 2027 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 434
Borrowings, interest rate	13.60%					13.60%
Mexican pesos | 2027 | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 8,495
Borrowings, interest rate	7.90%					7.90%
Mexican pesos | 2027 | CEBUR MXN L22 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 826
Borrowings, interest rate	11.60%					11.60%
Mexican pesos | 2028 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 151
Borrowings, interest rate	12.80%					12.80%
Mexican pesos | 2028 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 416
Borrowings, interest rate	12.70%					12.70%
Mexican pesos | 2028 | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 9,960
Borrowings, interest rate	7.40%					7.40%
Mexican pesos | 2029 and Thereafter | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 8,434
Borrowings, interest rate	9.70%					9.70%
Mexican pesos | 2029 and Thereafter | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 5,491
Borrowings, interest rate	10.00%					10.00%
Swiss franc | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 482		$ 463
Borrowings, interest rate	0.80%			0.80%		0.80%
Swiss franc | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 691		$ 603
Borrowings, interest rate	2.10%			0.80%		2.10%
Swiss franc | At fair value | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 463
Swiss franc | At fair value | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						603
Swiss franc | 2024 | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 463
Borrowings, interest rate	0.80%					0.80%
Swiss franc | 2024 | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 603
Borrowings, interest rate	2.10%					2.10%
U.S. dollars | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 41,429		$ 36,352
Borrowings, interest rate	3.10%			3.10%		3.10%
U.S. dollars | Long term borrowings Bank of NY (FEMSA USD 2023) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 5,808		$ 0
Borrowings, interest rate	0.00%			2.90%		0.00%
U.S. dollars | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 13,405		$ 7,121
Borrowings, interest rate	4.40%			4.40%		4.40%
U.S. dollars | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 48,170		$ 26,162
Borrowings, interest rate	3.50%			3.50%		3.50%
U.S. dollars | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 2,320		$ 2,083
Borrowings, interest rate	3.80%			5.10%		3.80%
U.S. dollars | At fair value | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 33,719
U.S. dollars | At fair value | Long term borrowings Bank of NY (FEMSA USD 2023) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						0
U.S. dollars | At fair value | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						6,379
U.S. dollars | At fair value | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						19,917
U.S. dollars | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						2,083
U.S. dollars | 2024 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 1,968
Borrowings, interest rate	3.60%					3.60%
U.S. dollars | 2025 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 115
Borrowings, interest rate	6.70%					6.70%
U.S. dollars | 2029 and Thereafter | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 36,352
Borrowings, interest rate	3.10%					3.10%
U.S. dollars | 2029 and Thereafter | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 7,121
Borrowings, interest rate	4.40%					4.40%
U.S. dollars | 2029 and Thereafter | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 26,162
Borrowings, interest rate	3.50%					3.50%
Brazilian reais | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 56		$ 21
Borrowings, interest rate	6.90%			7.00%		6.90%
Brazilian reais | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 28		$ 14
Borrowings, interest rate	8.90%			9.80%		8.90%
Brazilian reais | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 21
Brazilian reais | At fair value | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						14
Brazilian reais | 2024 | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 21
Borrowings, interest rate	6.90%					6.90%
Brazilian reais | 2024 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 6
Borrowings, interest rate	8.80%					8.80%
Brazilian reais | 2025 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 6
Borrowings, interest rate	8.90%					8.90%
Brazilian reais | 2026 | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 2
Borrowings, interest rate	8.90%					8.90%
Uruguayan pesos | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 976		$ 0
Borrowings, interest rate	0.00%			6.30%		0.00%
Uruguayan pesos | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Colombian pesos | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 33
Borrowings, interest rate				5.90%
Bank loans and notes payable	$ 145	[1]		$ 1,862		2,453
Long-term debt				189,879		134,371
Current portion of long term debt	(355)	[1]		(16,479)		(5,998)
Bank loans and notes payable	7,596	[1]		173,400		128,373
Market value gain loss on financial instruments	26	[2]	$ 440	706	$ (38)
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				180,277		125,305
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				1,862		2,453
Long-term debt				9,602		9,066
Current portion of long term debt				(16,479)		(5,998)
Bank loans and notes payable				$ 191,741		136,824
Domestic senior notes | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable	$ 705
Market value gain loss on financial instruments			$ 371
At fair value
Disclosure of detailed information about borrowings [line items]
Long-term debt						122,591
At fair value | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						113,522
At fair value | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						2,452
Long-term debt						9,069
2024
Disclosure of detailed information about borrowings [line items]
Long-term debt						5,998
2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						3,279
2024 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						2,453
Long-term debt						2,719
2025
Disclosure of detailed information about borrowings [line items]
Long-term debt						1,883
2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						139
2025 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						1,744
2026
Disclosure of detailed information about borrowings [line items]
Long-term debt						12,082
2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						9,155
2026 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						2,927
2027
Disclosure of detailed information about borrowings [line items]
Long-term debt						10,117
2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						8,857
2027 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						1,260
2028
Disclosure of detailed information about borrowings [line items]
Long-term debt						16,000
2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						15,584
2028 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						416
2029 and Thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt						88,291
2029 and Thereafter | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						88,291
2029 and Thereafter | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3